Debt - Small Business Administration's Paycheck Protection Program (Details) - USD ($) $ in Millions			1 Months Ended
	Jul. 30, 2021	Apr. 01, 2020	Apr. 30, 2020
Debt Disclosure [Abstract]
Loan received from Small Business Administration's Paycheck Protection Program			$ 8.1
Interest rate accrued		1.00%
Repayments of small business administration's paycheck protection program	$ 8.1
Repayments of accrued interest	$ 0.1